Acquisitions (FY)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Acquisitions [Abstract]
Acquisitions
4.	Acquisitions

The Company completed no acquisitions in the nine months ended June 30, 2020. The Company completed one and four acquisitions for the three and nine months ended June 30, 2019, respectively.

On December 1, 2018, the Company purchased The Slalom Shop, LLC (‘‘Slalom Shop’’), a Texas boat retailer comprised of two stores. The acquisition expands the Company’s presence in the state of Texas, expands the Company’s product offering and strengthens its market share in a top boating market. The purchase price was $7.9 million with $1.6 million paid at closing, $5.1 million due to seller note payable which was paid in full during fiscal year 2019, and $1.3 million financed through a note payable to the seller bearing interest at a rate of 5.0% per year. The note is payable in one lump sum three years from the closing date, with interest payments due quarterly.

On February 1, 2019, the Company purchased Ocean Blue Yacht Sales (‘‘Ocean Blue’’), a Florida boat retailer comprised of three stores. The acquisition expands the Company’s presence on the east coast of Florida, expands the Company’s product offering and strengthens the Company’s market share in a top boating market. The purchase price was $10.7 million, with $8.7 million paid at closing ($8.5 million financed by long-term debt), and $1.9 million financed through a note payable to the seller bearing interest at a rate of 5.0% per year. The note is payable in one lump sum three years from the closing date, with interest payments due quarterly.

On February 1, 2019, the Company purchased Ray Clepper, Inc. d/b/a Ray Clepper Boat Center (‘‘Ray Clepper’’), a South Carolina boat retailer comprised of a single location. The acquisition expands the Company’s presence in South Carolina, expands the Company’s product offering and strengthens the Company’s market share in a top boating market. The purchase price was $0.3 million, paid at closing.

On May 1, 2019, the Company purchased Caribee Boat Sales and Marina, Inc. (“Caribee”), a Florida boat retailer and storage facility comprised of a single store. The acquisition expands the Company’s presence in the state of Florida, expands the Company’s product offering and strengthens its market share in a top boating market. The purchase price was $10.3 million ($10.3 million finance by long-term debt) and includes both the retail boat operations and the related real estate.

The table below summarizes the fair values of the assets acquired at the acquisition date, including the goodwill recorded as a result of these transactions.

($ in thousands)	Three Months ended June 30, 2019	Nine Months Ended June 30, 2019
Prepaid expenses	$38	$164
Accounts receivable	101	236
Inventory	4,406	31,701
Property and equipment	7,000	7,037
Identifiable intangible assets	1,860	9,852
Goodwill	1,860	9,947
Liabilities assumed	(4,932)	(29,717)
Total purchase price	$10,333	$29,220

OneWater LLC [Member]
Acquisitions [Abstract]
Acquisitions
5	Acquisitions

In the years ended September 30, 2019, 2018 and 2017, the Company has completed acquisitions of multiple retail boat dealer groups in the United States. The results of operations of acquisitions are included in the accompanying consolidated financial statements from the acquisition date forward. The purchase price of acquisitions was allocated to identifiable tangible assets and intangible assets acquired based on their estimated fair values at the acquisition date, with the excess being allocated to goodwill. Costs related to acquisitions are included in transaction costs and primarily relate to legal, accounting, and valuation fees, which are charged directly to operations in the accompanying consolidated statements of operations as incurred in the amount of $1.3 million, $0.4 million and $0.3 million for the years ended September 30, 2019, 2018 and 2017, respectively.

The following unaudited pro forma results of operations for the fiscal years ended September 30, 2019, 2018 and 2017 assumes that all 2019, 2018 and 2017 acquisitions were completed on October 1, 2016.

	2019	2018	2017
	($ in thousands, except per share data)
Pro forma revenues	$827,488	$765,992	$659,263
Pro forma net income (loss) attributable to common interest holders	28,686	(415)	(946)
Pro forma income (loss) per share:
Basic	$376.85	$(5.51)	$(12.62)
Diluted	$277.71	$(5.51)	$(12.62)

Included in our results for the fiscal years ended September 30, 2019, 2018 and 2017, the acquisitions contributed $62.0 million, $68.4 million and $87.5 million to our consolidated revenue, respectively. Included in our results for the fiscal years ended September 30, 2019, 2018, and 2017, the acquisitions contributed $4.0 million, $6.1 million and $1.6 million to our net income, respectively.

Acquisitions completed during the year ended September 30, 2019:

On December 1, 2018, the Company purchased The Slalom Shop, LLC (“Slalom Shop”), a Texas boat retailer comprised of two stores. The acquisition expands the Company’s presence in the state of Texas, expands the Company’s product offering and strengthens its market share in a top boating market. The purchase price was $7.9 million with $1.6 million paid at closing, $5.1 million due to seller note payable which was paid in full during Fiscal 2019 and $1.3 million financed through a note payable to the seller bearing interest at a rate of 5.0% per year. The note is payable in one lump sum three years from the closing date, with interest payments due quarterly.

On February 1, 2019, the Company purchased Ocean Blue Yacht Sales (“Ocean Blue”), a Florida boat retailer comprised of three stores. The acquisition expands the Company’s presence on the east coast of Florida, expands the Company’s product offering and strengthens the Company’s market share in a top boating market. The purchase price was $10.7 million, with $8.7 million paid at closing ($8.5 million financed by long-term debt), and $1.9 million financed through a note payable to the seller bearing interest at a rate of 5.0% per year. The note is payable in one lump sum three years from the closing date, with interest payments due quarterly.

On February 1, 2019, the Company purchased Ray Clepper, Inc. d/b/a Ray Clepper Boat Center (“Ray Clepper”), a South Carolina boat retailer comprised of a single location. The acquisition expands the Company’s presence in South Carolina, expands the Company’s product offering and strengthens the Company’s market share in a top boating market. The purchase price was $0.3 million, paid at closing.

On May 1, 2019, the Company purchased Caribee Boat Sales and Marina, Inc. (“Caribee”), a Florida boat retailer and storage facility comprised of a single store. The acquisition expands the Company’s presence in the state of Florida, expands the Company’s product offering and strengthens its market share in a top boating market. The purchase price was $10.3 million ($10.3 million financed by long-term debt) and includes both the retail boat operations and the related real estate.

On August 1, 2019, the Company purchased Central Marine Services, Inc., Central Marine Outboard, Inc, Central Marine Sales of Stuart, LLC and Central Marine Stuart, LLC (“Central Marine”), a Florida boat retailer comprised of three retail stores. The acquisition expands the Company’s presence in the state of Florida, expands the Company’s product offering and strengthens its market share in a top boating market. The purchase price was $19.4 million with $17.3 million paid at closing, $2.2 million financed through a note payable to the seller bearing interest at a rate of 5.5% per year. The note is payable in one lump sum thirty months from the closing date, with interest payments due monthly.

Acquisitions completed during the year ended September 30, 2018:

On February 1, 2018, the Company purchased substantially all the assets of Texas Marine (“Texas Marine”), a Texas based boat retailer. The acquisition expands the Company’s presence in the state of Texas, expands the Company’s product offering and strengthens its market share in a top boating market. The purchase price was $11.8 million, with $8.3 million paid at closing ($8.0 million financed by long-term debt), $0.8 million financed through a note payable to the seller bearing interest at a rate of 4.5% per year and an estimated payment of contingent consideration of $2.6 million. The estimated contingent consideration is based on the performance of the acquired assets. The amount of contingent consideration has been included in other payables and accrued expenses and other long-term liabilities. The note is payable in one lump sum thirty months from the closing date, with interest payments due quarterly.

On April 1, 2018, the Company purchased substantially all the assets of Spend-A-Day Marina (“Spend-A-Day”), an Ohio based boat retailer. The acquisition expands the Company’s presence in the state of Ohio and expands its product offering. The purchase price was $7.7 million, with $6.7 million paid at closing ($1.0 million financed by long-term debt) and $1.0 million financed through a note payable to the seller bearing interest at a rate of 5.5% per year. The note is payable in one lump sum three years from the closing date, with interest payments due quarterly.

On June 1, 2018, the Company purchased substantially all the assets of Bosun’s Marine, (“Bosun’s”), a Massachusetts based boat retailer through its subsidiary BAO. The acquisition expands the Company’s presence to include the state of Massachusetts and expands its product offering. The former owners of Bosun’s invested $2.5 million of the purchase price to obtain a 25.0% ownership interest in the subsidiary BAO. The Company maintains control over BAO as it has 100.0% of the voting rights of the entity but only a 75.0% ownership interest. The purchase price was $11.5 million, subject to a working capital adjustment, with $7.8 million cash consideration paid at closing and $2.5 million reinvested in BAO. Additionally, the purchase agreement contained an earnout provision whereby an additional payment was due should BAO’s operating results exceed a threshold. The operations exceeded the threshold and an additional payment of $1.2 million is due to the seller. The earnout payment is to be repaid in the form of a sellers note payable bearing interest at 4.5%. The note is payable in one lump sum three years from the closing date, with interest payments due quarterly.

The table below summarizes the fair values of the assets acquired at the acquisition date, including the goodwill recorded as a result of these transactions.

	2019	2018
	($ in thousands)
Prepaid expenses	$249	$430
Accounts receivable	2,062
Inventory	54,023	29,154
Property and equipment	7,045	731
Identifiable intangible assets	13,572	13,020
Goodwill	16,879	14,255
Liabilities assumed	(45,189)	(26,619
Total purchase price	$48,641	$30,971